SUBSEQUENT EVENTS - Acquisition of Harry Kahn Associates, Inc (Details)						1 Months Ended
	Apr. 19, 2026	Apr. 17, 2026	Apr. 03, 2026 USD ($) shares	Mar. 26, 2026	Jan. 15, 2026	Apr. 30, 2026 shares	Nov. 30, 2025	Dec. 31, 2023 USD ($)
SUBSEQUENT EVENTS
Reverse stock split		0.03125		0.03125
Minimum
SUBSEQUENT EVENTS
Reverse stock split					0.20
Maximum
SUBSEQUENT EVENTS
Reverse stock split					0.02000
Harry Kahn Associates, Inc
SUBSEQUENT EVENTS
Period of settlement with prime contractor							20 months
Amount owed to subcontractor								$ 628,000
Proportionate share of termination proceeds offered								$ 47,000
Subsequent events
SUBSEQUENT EVENTS
Reverse stock split	0.03125	0.03125		0.031
Subsequent events | Minimum
SUBSEQUENT EVENTS
Reverse stock split					0.20
Subsequent events | Maximum
SUBSEQUENT EVENTS
Reverse stock split					0.02
Subsequent events | Harry Kahn Associates, Inc
SUBSEQUENT EVENTS
Percentage of voting interest acquired			100.00%
Business combination, number of shares issued | shares			12,500			12,500
Promissory note receivable			$ 203,072
Payments to acquire business			0
Third party debt assumed			$ 0